CORPORATE BORROWINGS - Narrative (Details) $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 11,390			$ 10,875
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 76			$ 87
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,400			$ 1,800
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 3.3			$ 2.3
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0			¥ 10.0